Segmented Information	9 Months Ended
Sep. 30, 2018
Disclosure Of Operating Segments [Abstract]
Segmented Information

LITHIUM AMERICAS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2018

(Unaudited)

(Expressed in thousands of US dollars, except for per share amounts. Shares and equity instruments in thousands.)

12.	SEGMENTED INFORMATION

The Company operates in three operating segments and four geographical areas.  The organoclay project is in the production stage, Lithium Nevada is in the exploration stage and the Cauchari-Olaroz project is in the development stage. The Company’s reportable segments are summarized in the following tables.

	Organoclay $	Lithium Nevada $	Cauchari-Olaroz $	Corporate $	Total $
As at September 30, 2018
Property, plant and equipment	16,407	1,029	-	52	17,488
Exploration and evaluation assets	-	2,768	-	-	2,768
Total assets	18,908	4,879	29,811	54,507	108,105
Total liabilities	(1,289)	(1,861)	-	(11,467)	(14,617)
For the three months ended September 30, 2018
Property, plant and equipment expenditures	43	23	-	-	66
Sales	1,420	-	-	-	1,420
Net loss	880	3,934	1	2,618	7,433
Exploration expenditures	-	3,693	-	25	3,718
Depreciation	409	49	-	3	461
Organoclay research and development	149	-	-	-	149
For the nine months ended September 30, 2018
Property, plant and equipment expenditures	144	154	-	22	320
Sales	3,371	-	-	-	3,371
Net loss	2,490	8,418	271	7,470	18,649
Exploration expenditures	-	7,276	-	47	7,323
Depreciation	791	144	-	8	943
Organoclay research and development	423	-	-	-	423

12.	SEGMENTED INFORMATION (continued)

	Organoclay $	Lithium Nevada $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2017
Property, plant and equipment	17,011	1,018	-	41	18,070
Exploration and evaluation assets	-	2,104	-	-	2,104
Total assets	19,745	3,642	19,637	70,467	113,491
Total liabilities	(1,323)	(896)	-	(2,505)	(4,724)
For the three months ended September 30, 2017
Property, plant and equipment expenditures	411	74	-	3	488
Sales	1,059	-	-	-	1,059
Net loss	502	1,619	(776)	11,414	12,759
Exploration expenditures	-	1,231	-		1,231
Depreciation	159	28	-	18	205
Organoclay research and development	110	-	-	-	110
For the nine months ended September 30, 2017
Property, plant and equipment expenditures	634	123	-	15	772
Sales	3,838	-	-	-	3,838
Net loss	2,187	3,103	4,452	17,703	27,445
Exploration expenditures	-	2,152	471	-	2,623
Depreciation	710	84	-	33	827
Organoclay research and development	318	-	-	-	318

The Company’s total assets are located in the following geographical areas:

	Canada $	United States $	Germany $	Argentina $	Total $
Non-current assets (1)
As at September 30, 2018	51	19,532	672	29,811	50,066
As at December 31, 2017	41	19,377	756	19,637	39,811
Revenue
For the nine months ended September 30, 2018	-	3,371	-	-	3,371
For the nine months ended September 30,2017	-	3,838	-	-	3,838
Revenue
For the three months ended September 30, 2018	-	1,420	-	-	1,420
For the three months ended September 30,2017	-	1,059	-	-	1,059

[1]Non-current assets attributed to geographical locations exclude deferred income tax assets and financial and other assets.